OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited)

Principal Amount		Value
Bonds: 91.9%
Corporate Bonds: 37.3%
Aerospace & Defense: 1.8%
	The Boeing Co.
$1,000,000	1.433%, 02/04/2024	$1,003,408
1,525,000	3.625%, 02/01/2031	1,643,577
	Textron, Inc.
1,000,000	2.450%, 03/15/2031	1,003,858
		3,650,843
Air Freight & Logistics: 1.2%
	American Airlines 2019-1 Class B Pass Through Trust
906,385	3.850%, 02/15/2028	866,985
	GXO Logistics, Inc.
1,500,000	1.650%, 07/15/2026	1,494,315
		2,361,300
Airlines: 0.8%
	Air Canada 2020-2 Class A Pass Through Trust
937,148	5.250%, 04/01/2029	1,019,079
	British Airways 2020-1 Class A Pass Through Trust
592,682	4.250%, 11/15/2032	640,650
		1,659,729
Automobiles: 1.1%
	General Motors Co.
1,000,000	6.125%, 10/01/2025	1,184,926
	General Motors Financial Co., Inc.
1,000,000	2.400%, 04/10/2028	1,016,962
		2,201,888
Banks: 7.8%
	Australia & New Zealand Banking Group Ltd.
1,000,000	2.570% (5 Year CMT Rate + 1.700%), 11/25/2035 [1,10]	973,720
	Bank of America Corp.
1,500,000	4.250%, 10/22/2026	1,695,578
	Barclays PLC
1,000,000	1.007% (1 Year CMT Rate + 0.800%), 12/10/2024 [1,10]	1,004,322
	HSBC Holdings PLC
1,000,000	0.976% (SOFR + 0.708%), 05/24/2025 [1,10]	999,663
1,000,000	4.600% (5 Year CMT Rate + 3.649%), 12/17/2030 [1,6]	1,040,000
	JP Morgan Chase & Co.
1,000,000	3.656% (3 Month LIBOR USD + 3.470%), 07/30/2021 [1,6]	1,003,750
1,900,000	3.465% (3 Month LIBOR USD + 3.320%), 10/01/2021 [1,6]	1,907,125
1,000,000	1.578% (SOFR + 0.885%), 04/22/2027 [1,10]	1,006,093
1,000,000	2.956% (SOFR + 2.515%), 05/13/2031 [1,10]	1,052,670
	Standard Chartered PLC
1,000,000	3.265% (5 Year CMT Rate + 2.300%), 02/18/2036 [1,10]	1,005,231
	SVB Financial Group
2,000,000	4.000% (5 Year CMT Rate + 3.202%), 05/15/2026 [1,6,10]	2,040,600
	UniCredit SpA
2,000,000	1.982% (1 Year CMT Rate + 1.200%), 06/03/2027 [1,10]	1,995,741
		15,724,493
Capital Markets: 4.0%
	Ares Capital Corp.
500,000	2.875%, 06/15/2028	506,730
	The Charles Schwab Corp.
1,000,000	4.000% (10 Year CMT Rate + 3.079%), 12/01/2030 [1,6,10]	1,024,250
	CI Financial Corp.
1,000,000	4.100%, 06/15/2051	1,045,178
	Deutsche Bank AG/New York NY
1,000,000	3.729% (SOFR + 2.757%), 01/14/2032 [1,10]	1,020,026
1,000,000	3.035% (SOFR + 1.718%), 05/28/2032 [1,10]	1,020,192
	Morgan Stanley
3,000,000	4.350%, 09/08/2026	3,401,605
		8,017,981
Diversified Financial Services: 3.2%
	Aviation Capital Group LLC
1,200,000	0.856% (3 Month LIBOR USD + 0.670%), 07/30/2021 [1]	1,200,227
1,000,000	5.500%, 12/15/2024	1,131,326
2,000,000	1.950%, 01/30/2026	2,002,305
	Avolon Holdings Funding Ltd.
1,000,000	2.125%, 02/21/2026	997,244
1,000,000	4.250%, 04/15/2026	1,084,972
		6,416,074
Diversified Telecommunication Services: 1.3%
	AT&T, Inc.
1,000,000	3.500%, 06/01/2041	1,041,581
	NTT Finance Corp.
1,500,000	1.591%, 04/03/2028	1,498,567
		2,540,148
Electric Utilities: 2.2%
	Berkshire Hathaway Energy Co.
1,000,000	2.850%, 05/15/2051	971,843
	NextEra Energy Capital Holdings, Inc.
1,500,000	1.900%, 06/15/2028	1,515,873
	Southern California Edison Co.
1,000,000	3.650%, 06/01/2051	1,006,247
	The Southern Co.
1,000,000	3.750% (5 Year CMT Rate + 2.915%), 09/15/2051 [1,10]	1,009,050
		4,503,013
Equity Real Estate Investment Trusts - REITS: 1.0%
	Boston Properties L.P.
1,000,000	2.550%, 04/01/2032	1,008,499
	Vornado Realty L.P.
1,000,000	2.150%, 06/01/2026	1,014,498
		2,022,997
Hotels, Restaurants & Leisure: 1.8%
	Expedia Group, Inc.
1,500,000	2.950%, 03/15/2031	1,525,869
	Marriott International, Inc.
2,000,000	2.850%, 04/15/2031	2,035,213
		3,561,082
Industrial Conglomerates: 0.6%
	GE Capital International Funding Co. Unlimited
1,000,000	4.418%, 11/15/2035	1,202,029

Insurance: 2.1%
	Belrose Funding Trust
1,000,000	2.330%, 08/15/2030	982,932
	New York Life Insurance Co.
1,000,000	3.750%, 05/15/2050	1,122,577
	SBL Holdings, Inc.
1,025,000	6.500% (5 Year CMT Rate + 5.620%), 11/13/2026 [1,6,10]	1,021,156
1,000,000	5.000%, 02/18/2031	1,079,643
		4,206,308
Media: 0.8%
	Charter Communications Operating LLC / Charter Communications Operating Capital
500,000	3.700%, 04/01/2051	496,104
1,000,000	3.900%, 06/01/2052	1,021,936
		1,518,040
Oil, Gas & Consumable Fuels: 3.0%
	Enbridge, Inc.
2,000,000	2.500%, 08/01/2033	2,008,080
	Energy Transfer L.P.
1,000,000	6.500% (5 Year CMT Rate + 5.694%), 11/15/2026 [1,6,10]	1,016,780
	Phillips 66
2,000,000	1.300%, 02/15/2026	2,001,240
	TotalEnergies Capital International SA
1,000,000	3.127%, 05/29/2050	1,016,739
		6,042,839
Pharmaceuticals: 0.6%
	Allergan Finance LLC
1,200,000	3.250%, 10/01/2022	1,227,554

Software: 1.0%
	Oracle Corp.
1,000,000	3.650%, 03/25/2041	1,062,856
	Salesforce.com, Inc.
1,000,000	2.700%, 07/15/2041	1,011,140
		2,073,996
Tobacco: 0.5%
	BAT Capital Corp.
1,000,000	4.390%, 08/15/2037	1,080,663

Trading Companies & Distributors: 2.0%
	Air Lease Corp.
1,000,000	1.875%, 08/15/2026	1,002,015
	Triton Container International Ltd.
1,500,000	2.050%, 04/15/2026	1,509,327
1,500,000	3.150%, 06/15/2031	1,511,760
		4,023,102
Wireless Telecommunication Services: 0.5%
	T-Mobile USA, Inc.
1,000,000	2.050%, 02/15/2028	1,017,015

Total Corporate Bonds
(Cost $73,397,060)		75,051,094

Asset Backed Securities: 15.5%
	American Credit Acceptance Receivables Trust 2020-1
1,750,000	2.390%, 03/13/2026	1,793,376
	American Credit Acceptance Receivables Trust 2021-1
1,500,000	1.140%, 03/15/2027	1,497,504
	American Credit Acceptance Receivables Trust 2021-2
1,000,000	0.970%, 07/13/2027	1,000,216
	Carvana Auto Receivables Trust 2021-N1
1,500,000	1.300%, 01/10/2028	1,513,856
	Carvana Auto Receivables Trust 2021-N2
1,000,000	1.270%, 03/10/2028	1,000,460
	CF Hippolyta LLC
	Series SORT 2020-1 B1
1,079,402	2.280%, 07/15/2060	1,099,036
	Series SORT 2021-1A B1
3,000,000	1.980%, 03/15/2061	3,031,467
	CLI Funding VIII LLC
2,417,202	1.640%, 02/18/2046	2,403,138
	Credit Acceptance Auto Loan Trust 2021-3
750,000	1.380%, 07/15/2030	749,896
	DT Auto Owner Trust 2021-1
500,000	0.840%, 10/15/2026	499,979
	FCI Funding 2021-1 LLC 2021-1
436,585	1.130%, 04/15/2033	437,012
	Flagship Credit Auto Trust 2020-4
500,000	1.280%, 02/16/2027	502,977
	Flagship Credit Auto Trust 2021-2
1,000,000	1.270%, 06/15/2027	998,906
	HERO Funding Trust 2021-1
940,912	2.240%, 09/20/2051	945,227
	Hertz Vehicle Financing III L.P.
2,000,000	1.680%, 12/27/2027	1,998,913
	MVW 2021-1W LLC
489,960	1.440%, 01/22/2041	490,134
	Thrust Engine Leasing
2,000,000	4.163%, 07/15/2040	2,004,548
	NP SPE X L.P.
1,250,000	2.230%, 03/19/2051	1,258,803
	OnDeck Asset Securitization Trust III LLC
1,000,000	2.280%, 05/17/2027	1,008,940
	Progress Residential 2021-SFR1
500,000	1.555%, 04/17/2038	493,952
	Santander Drive Auto Receivables Trust 2021-2
1,000,000	1.350%, 07/15/2027	1,002,374
	Triton Container Finance VIII LLC
1,957,500	1.860%, 03/20/2046	1,951,780
	TRP - TRIP Rail Master Funding LLC
2,000,000	2.150%, 06/19/2051	2,010,657
	Westlake Automobile Receivables Trust 2020-1
380,000	2.520%, 04/15/2025	389,582
	Westlake Automobile Receivables Trust 2020-3
87,000	1.240%, 11/17/2025	87,852
	Westlake Automobile Receivables Trust 2021-2
1,000,000	1.230%, 12/15/2026	1,001,026
		31,171,611
Total Asset Backed Securities
(Cost $31,112,144)		31,171,611

Mortgage Backed Securities: 35.8%
	COLT Funding LLC: 0.3%
629,239	1.513%, 12/25/2064	629,637

	Federal Home Loan Mortgage Corporation REMICS: 2.8%
	Series FHR 2512 SI
484,858	7.427% (1 Month LIBOR USD + 7.500%), 04/15/2024 [1,2,8]	29,248
	Series FHR 4048 IK
3,144,739	3.000%, 05/15/2027 [2]	172,817
	Series FHR 4093 DS
6,097,018	6.227% (1 Month LIBOR USD + 6.300%), 08/15/2027 [1,2,8]	707,762
	Series FHR 4216 EI
3,516,904	3.000%, 06/15/2028 [2]	237,194
	Series FHR 4360 BI
1,845,606	2.500%, 11/15/2028 [2]	75,900
	Series FHR 4341 MI
1,609,631	4.000%, 11/15/2031 [2]	145,160
	Series FHR 4093 IB
2,076,528	4.000%, 08/15/2032 [2]	224,040
	Series FHR 4114 MI
2,508,603	3.500%, 10/15/2032 [2]	254,588
	Series FHR 4170 IU
3,697,661	3.000%, 02/15/2033 [2]	322,117
	Series FHR 3171 OJ
902,901	N/A%, 06/15/2036 [3,7]	809,371
	Series FHR 3824 LS
656,037	7.027% (1 Month LIBOR USD + 7.100%), 08/15/2036 [1,2,8]	144,613
	Series FHR 3236 KF
84,541	0.373% (1 Month LIBOR USD + 0.300%), 11/15/2036 [1]	85,383
	Series FHR 3339 JS
41,504	42.361% (1 Month LIBOR USD + 42.835%), 07/15/2037 [1,8]	92,353
	Series FHR 3380 FM
187,174	0.663% (1 Month LIBOR USD + 0.590%), 10/15/2037 [1]	190,458
	Series FHR 4121 IM
891,813	4.000%, 10/15/2039 [2]	6,474
	Series FHR 3721 FB
150,589	0.573% (1 Month LIBOR USD + 0.500%), 09/15/2040 [1]	152,998
	Series FHR 4105 LS
4,275,081	6.077% (1 Month LIBOR USD + 6.150%), 08/15/2041 [1,2,8]	381,940
	Series FHR 3933 QS
2,488,051	5.977% (1 Month LIBOR USD + 6.050%), 10/15/2041 [1,2,8]	442,979
	Series FHR 4340 US
1,566,441	6.527% (1 Month LIBOR USD + 6.600%), 05/15/2042 [1,2,8]	299,679
	Series FHR 4076 LF
233,195	0.373% (1 Month LIBOR USD + 0.300%), 07/15/2042 [1]	233,595
	Series FHR 4495 PI
322,255	4.000%, 09/15/2043 [2]	24,758
	Series FHR 4313 CS
3,059,635	5.977% (1 Month LIBOR USD + 6.050%), 03/15/2044 [1,2,8]	526,323
	Series FHR 4911 IH
1,432,476	4.000%, 04/15/2049 [2]	83,216
		5,642,966
	Federal Home Loan Mortgage Corporation Strips: 0.2%
	Series FHS 288 IO
1,793,097	3.000%, 10/15/2027 [2]	113,333
	Series FHS 272 F2
315,791	0.623% (1 Month LIBOR USD + 0.550%), 08/15/2042 [1]	322,218
		435,551
	Federal National Mortgage Association Interest Strips: 0.4%
	Pool FNS 419 C1
3,996,006	2.500%, 09/25/2028 [2]	238,181
	Pool FNS 419 C2
4,741,608	3.000%, 05/25/2029 [2]	299,250
	Pool FNS 421 C4
2,109,273	4.500%, 01/25/2030 [2]	189,864
	Pool FNS 421 C3
135,217	4.000%, 07/25/2030 [2]	12,456
	Pool FNS 387 7
442,595	5.500%, 04/25/2038 [2]	94,465
		834,216
	Federal National Mortgage Association Pool: 23.5%
	FN AL2519
865,069	4.500%, 07/01/2040	965,481
	FN AS5460
1,057,500	3.500%, 07/01/2045	1,128,726
	FN AS6520
1,262,222	3.500%, 01/01/2046	1,348,452
	FN MA3101
1,240,256	4.500%, 08/01/2047	1,348,446
	FN CA7747
9,588,989	3.000%, 11/01/2050	10,264,957
	FN FM6816
10,940,596	2.500%, 04/01/2051	11,369,890
	FN MA4326
10,010,336	2.500%, 05/01/2051	10,373,135
	FN BT1250
10,000,000	2.500%, 06/01/2051	10,384,871
		47,183,958
	Federal National Mortgage Association REMICS: 4.8%
	Series FNR 1996-45 SI
236,470	7.159% (1 Month LIBOR USD + 7.250%), 02/25/2024 [1,2,8]	19,312
	Series FNR 1997-65 SI
619,503	7.899% (1 Month LIBOR USD + 8.000%), 09/17/2027 [1,2,8]	89,626
	Series FNR 2012-139 DI
4,822,872	3.000%, 12/25/2027 [2]	240,639
	Series FNR 2013-29 BI
5,592,007	2.500%, 04/25/2028 [2]	316,925
	Series FNR 2015-34 AI
1,764,177	4.500%, 06/25/2030 [2]	42,772
	Series FNR 2010-119 PS
3,422,413	6.609% (1 Month LIBOR USD + 6.700%), 09/25/2030 [1,2,8]	460,530
	Series FNR 2016-8 CI
7,593,522	3.000%, 03/25/2031 [2]	563,190
	Series FNR 2013-51 PI
2,541,561	3.000%, 11/25/2032 [2]	229,653
	Series FNR 2014-81 TI
497,472	4.500%, 12/25/2034 [2]	48,171
	Series FNR 2016-24 IB
5,606,352	3.500%, 05/25/2036 [2]	545,415
	Series FNR 2007-2 FT
247,951	0.342% (1 Month LIBOR USD + 0.250%), 02/25/2037 [1]	249,983
	Series FNR 2016-78 CS
3,410,035	6.009% (1 Month LIBOR USD + 6.100%), 05/25/2039 [1,2,8]	634,293
	Series FNR 2012-82 PS
3,097,244	6.009% (1 Month LIBOR USD + 6.100%), 08/25/2041 [1,2,8]	349,448
	Series FNR 2011-100 S
4,801,647	6.359% (1 Month LIBOR USD + 6.450%), 10/25/2041 [1,2,8]	894,340
	Series FNR 2012-15 SW
4,351,928	5.859% (1 Month LIBOR USD + 5.950%), 03/25/2042 [1,2,8]	799,728
	Series FNR 2012-79 FM
161,697	0.542% (1 Month LIBOR USD + 0.450%), 07/25/2042 [1]	163,071
	Series FNR 2012-128 ST
1,432,736	6.059% (1 Month LIBOR USD + 6.150%), 11/25/2042 [1,2,8]	323,701
	Series FNR 2013-22 TO
587,790	N/A%, 03/25/2043 [3,7]	523,636
	Series FNR 2013-20 QS
6,071,760	6.059% (1 Month LIBOR USD + 6.150%), 03/25/2043 [1,2,8]	1,245,461
	Series FNR 2014-37 PI
1,046,501	5.500%, 06/25/2044 [2]	127,350
	Series FNR 2014-50 WS
648,807	6.109% (1 Month LIBOR USD + 6.200%), 08/25/2044 [1,2,8]	109,478
	Series FNR 2016-83 BS
483,321	6.009% (1 Month LIBOR USD + 6.100%), 11/25/2046 [1,2,8]	100,674
	Series FNR 2018-51 IO
691,220	6.500%, 07/25/2048 [2]	112,449
	Series FNR 2019-41 SB
1,706,563	5.959% (1 Month LIBOR USD + 6.050%), 08/25/2049 [1,2,8]	303,547
	Series FNR 2020-88 QI
12,331,872	2.000%, 05/25/2050 [2]	1,130,994
		9,624,386
	Goldman Sachs Mortgage-Backed Securities Corp Trust: 0.4%
	Series GSMBS 2020-PJ4 A2
863,181	3.000%, 01/25/2051	879,233

	Government National Mortgage Association: 1.1%
	Series GNR 2014-74 GI
253,905	4.000%, 05/16/2029 [2]	12,902
	Series GNR 2010-47 BX
349,753	6.475% (1 Month LIBOR USD + 6.550%), 08/16/2034 [1,2,8]	40,577
	Series GNR 2011-61 WS
3,898,979	6.377% (1 Month LIBOR USD + 6.470%), 02/20/2038 [1,2,8]	694,957
	Series GNR 2010-6 FG
150,357	0.675% (1 Month LIBOR USD + 0.600%), 01/16/2040 [1]	152,294
	Series GNR 2016-31 CS
5,112,648	6.157% (1 Month LIBOR USD + 6.250%), 07/20/2044 [1,2,8]	1,070,795
	Series GNR 2016-112 WI
6,495,280	1.687%, 03/20/2045 [2]	190,058
		2,161,583
	JP Morgan Mortgage Trust: 0.6%
	Series JPMMT 2014-IVR3 3A1
563,331	2.474%, 09/25/2044	566,323
	Series JPMMT 2020-7 A3
616,276	3.000%, 01/25/2051	626,601
		1,192,924
	BMR Mortgage Trust: 0.5%
	Series LIFE 2021-BMR C
1,000,000	1.173% (1 Month LIBOR USD + 1.100%), 03/15/2038 [1]	1,003,543

	Verus Securitization Trust: 0.5%
	Series 2021-R3 - 0
938,076	1.380%, 04/25/2064	938,203

	Wells Fargo Mortgage Backed Securities Trust: 0.1%
	Series WFMBS 2019-4 A17
118,015	3.500%, 09/25/2049	119,692

	Wells Fargo Mortgage Backed Securities Trust: 0.6%
	Series WFMBS 2020-3 A3
453,861	3.000%, 06/25/2050	457,330
	Series WFMBS 2020-4 A1
789,338	3.000%, 07/25/2050	805,811
		1,263,141
Total Mortgage Backed Securities
(Cost $74,289,219)		71,909,033

United States Government Securities: 3.3%
	United States Treasury Note/Bond
3,077,640	0.125%, 01/15/2031	3,392,366
3,054,960	0.125%, 04/15/2026	3,325,302
		6,717,668
Total United States Government Securities
(Cost $6,714,993)		6,717,668

Total Bonds
(Cost $185,513,416)		184,849,406

Short-Term Investments: 4.6%
United States Government Securities: 2.0%
	United States Treasury Bill
500,000	0.116%, 08/12/2021 [5,9]	499,972
1,500,000	0.096%, 12/30/2021 [5,9]	1,499,621
2,000,000	0.088%, 06/16/2022 [5,9]	1,998,688
		3,998,281

Total United States Government Securities		3,998,281
(Cost $3,997,495)

Shares
Money Market Funds: 2.6%

5,253,422	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.026%[4]	5,253,422

Total Money Market Funds
(Cost $5,253,422)		5,253,422
Total Short-Term Investments
(Cost $9,250,917)		9,251,703
Total Investments in Securities: 96.5%
(Cost $194,764,333)		194,101,109
Other Assets in Excess of Liabilities: 3.5%		7,096,619
Total Net Assets: 100.0%		$201,197,728

CMT -	Constant Maturity Treasury Rate
LIBOR -	London Interbank Offered Rate
SOFR -	Secured Overnight Financing Rate
USD -	United States Dollar

[1]	Variable rate security; rate shown is the rate in effect on June 30, 2021.
[2]	Interest only security.
[3]	Principal only security.
[4]	Annualized seven-day effective yield as of June 30, 2021.
[5]	Rate represents the yield to maturity from purchase price.
[6]	Perpetual call date security. Date shown is next call date.
[7]	Zero coupon security.
[8]	Inverse floating rate security. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a ceiling or floor.
[9]
The security or a portion of the security has been deposited as initial margin on open futures contracts and another portion is designated as collateral for futures contracts.  As of June 30, 2021, the value of securities designated as collateral was $1,882,764, or 0.9% of net assets.

[10]	Fixed-to-variable or fixed-to float bond; rate shown is the rate in effect on June 30, 2021.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2021 (Unaudited)

The Osterweis Total Return Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Assets:	Level 1	Level 2	Level 3	Total
Corporate Bonds[1]	$-	$75,051,094.00	$-	$75,051,094.00
Asset Backed Securities	–	31,171,611	–	31,171,611
Mortgage Backed Securities	–	71,909,033	–	71,909,033
United States Government Securities[2]	–	6,717,668	–	6,717,668
Short-Term Investments	5,253,422	3,998,281	–	9,251,703
Total Assets:	$5,253,422	$188,847,687	$–	$194,101,109
Other Financial Instruments [3]:
Interest Rate Contracts - Futures	$(689,182)	$-	$-	$(689,182)

[1] See Schedule of Investments for industry breakouts.
[2] See schedule of investments for security type breakouts.
[3] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/(depreciation) on the investment.

OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF FUTURES CONTRACTS at June 30, 2021 (Unaudited)

The Fund had the following futures contracts outstanding with Credit Suisse:

			Unrealized
	Number of	Notional	Appreciation	Notional
Short Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
US Ultra Long Bond CBT (09/2021)	(75)	$(9,909,607)	$35,232	$(9,874,375)
US 5 Year Note CBT (09/2021)	(80)	(14,537,722)	(37,278)	(14,575,000)
US Ultra Bond CBT (09/2021)	(85)	(11,823,827)	(232,423)	(12,056,250)
US 10 Year Note (09/2021)	(110)	(29,169,951)	(270,674)	(29,440,625)
US 10 Year Ultra Future (09/2021)	(200)	(16,194,399)	(184,039)	(16,378,438)
		$(81,635,506)	$(689,182)	$(82,324,688)

CBT-Chicago Board of Trade